Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2022	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Purchases (1)	—	—	—	46	1,138	4	1,188
Additions from business combinations	1,116	205	—	17	—	—	1,338
Transfer	—	—	—	65	(158)	93	—
Disposals	—	—	—	(775)	—	—	(775)
Effect of movements in exchange rates	(756)	144	(150)	(51)	(13)	(70)	(896)
Changes in value on the recognition of inflation effects	—	—	—	—	—	80	80
Cost as of December 31, 2022	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612

Balance as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Purchases (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

Balance as of January 1, 2024	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290
Purchases (1)	—	—	30	223	1,224	628	2,105
Transfer	—	—	—	637	(835)	198	—
Disposals	—	—	(50)	(21)	—	—	(71)
Effect of movements in exchange rates	(85)	(328)	15	39	3	25	(331)
Changes in value on the recognition of inflation effects (2)	—	—	—	256	(5)	(118)	133
Cost as of December 31, 2024	Ps. 74,622	Ps. 22,012	Ps. 1,309	Ps. 8,010	Ps. 1,954	Ps. 2,219	Ps. 110,126

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)
Amortization expense	—	—	—	(522)	—	(246)	(768)
Disposals	—	—	—	775	—	—	775
Effect of movements in exchange rate	—	—	—	96	—	5	101
Changes in value on the recognition of inflation effects	—	—	—	(94)	—	(1)	(95)
Balance as of December 31, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense	—	—	—	(518)	—	(318)	(836)
Disposals	—	—	—	—	—	59	59
Effect of movements in exchange rate	—	—	—	205	—	12	217
Changes in value on the recognition of inflation effects	—	—	—	(78)	—	—	(78)
Balance as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)
Amortization expense	—	—	—	(778)	—	(207)	(985)
Disposals	—	—	—	21	—	—	21
Effect of movements in exchange rate	—	—	—	(68)	—	39	(29)
Changes in value on the recognition of inflation effects - amortization	—	—	—	(129)	—	—	(129)
Balance as of December 31, 2024	Ps. (745)	Ps. —	Ps. —	Ps. (6,036)	Ps. —	Ps. (1,469)	Ps. (8,250)

Balance as of December 31, 2022	Ps. 75,754	Ps. 23,258	Ps. 1,042	Ps. 1,571	Ps. 1,342	Ps. 155	Ps. 103,122
Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162
Balance as of December 31, 2024	Ps. 73,877	Ps. 22,012	Ps. 1,309	Ps. 1,974	Ps. 1,954	Ps. 750	Ps. 101,876

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2024	2023
Mexico	Ps. 57,689	Ps. 56,662
Guatemala	1,695	1,684
Nicaragua	404	404
Costa Rica	1,439	1,418
Panama	1,170	1,169
Colombia	3,638	3,635
Brazil	28,199	30,018
Argentina	512	245
Uruguay	2,452	2,381
Total	Ps. 97,198	Ps. 97,616

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2024 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2025-2029	Expected Volume Growth Rates 2025-2029
Mexico	9.0%	6.3%	4.1%	5.4%
Brazil	10.9%	6.8%	3.6%	4.1%
Colombia	12.0%	7.9%	3.1%	6.6%
Argentina	16.0%	12.0%	35.1%	4.5%
Guatemala	9.5%	7.2%	4.0%	11.9%
Costa Rica	12.0%	8.5%	2.8%	6.6%
Nicaragua	23.0%	13.1%	3.5%	6.5%
Panama	11.7%	9.1%	1.8%	6.3%
Uruguay	9.5%	7.1%	5.1%	4.2%

The key assumptions by CGU for impairment test as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2024-2028	Expected Volume Growth Rates 2024-2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.4p.p	-1.0%	Passes by 5.0x
Brazil	+0.5p.p	-1.0%	Passes by 1.9x
Colombia	+0.7p.p	-1.0%	Passes by 2.5x
Argentina	+1.7p.p	-1.0%	Passes by 5.0x
Guatemala	+0.5p.p	-1.0%	Passes by 7.3x
Costa Rica	+0.5p.p	-1.0%	Passes by 3.9x
Nicaragua	+1.7p.p	-1.0%	Passes by 1.1x
Panama	+0.6p.p	-1.0%	Passes by 3.6x
Uruguay	+0.1p.p	-1.0%	Passes by 3.0x

(1) Compound Annual Growth Rate (“CAGR”)